ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable and allowance for doubtful accounts

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

Accounts receivable	292,842	188,103	27,020
Less: allowance for doubtful accounts	(82,366)	(82,495)	(11,850)

	210,476	105,608	15,170

Schedule of analysis of the allowance for doubtful accounts

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

Balance, beginning of year	81,301	82,366	11,832
Additions for the current year	6,719	3,066	440
Recovery	(5,654)	(2,937)	(422)

Balance, end of year	82,366	82,495	11,850